Consolidated Statement of Changes in Equity (Parenthetical) - $ / shares	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Ordinary cash dividends paid, ordinary shares per share	$ 0.37
Ordinary cash dividends paid, ordinary shares per share, first tranche	0.365	$ 0.365
Ordinary cash dividends paid, ordinary shares per share, second tranche	$ 0.365	$ 0.365
Maximum percentage of dividends that may be paid from capital contribution reserves	50.00%
Own shares purchased and cancelled as part of 2018-2021 the share repurchase program	156,632,400
Minimum percentage of the total capital reduction amount exceeding the nominal value by which captal contribution reserves are reduced upon cancellation of the shares	50.00%